NOTE 4 - INCOME TAX - Provisions for Income Tax (Details)	Mar. 31, 2021 USD ($)
Net Operating Loss carryforward	$ 1,372,534
A B T I Pharma [Member]
Net Operating Loss carryforward	65,176
Valuation allowance	(65,176)
Net deferred tax asset